STATEMENT OF SIGNIFICANT ACCOUNTING POLICIES, Statement of Compliance (Details)	Jun. 30, 2020 shares
STATEMENT OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Number of ordinary shares in each American depositary receipt (in shares)	100